Leases	9 Months Ended	12 Months Ended
	Oct. 31, 2020	Feb. 01, 2020
Leases

8. Leases

In April 2020, the Financial Accounting Standards Board issued Staff Q&A—Topic 842 and Topic 840: Accounting For Lease Concessions Related to the Effects of the COVID-19 Pandemic. This guidance provides entities with the option to elect to account for certain lease concessions as though the enforceable rights and obligations had existed in the original lease. As a result, an entity will not need to reassess each existing contract to determine whether enforceable rights and obligations for concessions exist and an entity can elect to apply or not to apply the lease modification guidance in Accounting Standards Codification Topic 842, Leases, to those contracts. During the thirteen and thirty-nine weeks ended October 31, 2020, the Company received $0.4 million and $2.4 million, respectively, in lease expense credit related to landlord abated rent as a result of the elections made under this guidance. Additionally, during the thirteen and thirty-nine weeks ended October 31, 2020, the Company signed six and 46 lease extensions, respectively, requiring lease modification accounting treatment.

The components of lease expense and sublease income included in selling, general and administrative (“SG&A”) expenses on our statement of income is as follows (amounts in thousands):

	Thirteen Weeks Ended		Thirty-Nine Weeks Ended
	October 31, 2020	November 2, 2019	October 31, 2020	November 2, 2019
Operating lease expense	$49,272	$49,159	$147,528	$146,039
Short-term lease expense	—	—	—	—
Variable lease expense	1,709	1,956	3,527	5,805
Sublease income	(115)	(403)	(641)	(1,205)

Net lease expense	$50,866	$50,712	$150,414	$150,639

Information about our operating leases is as follows (dollar amounts in thousands):

	Thirteen Weeks Ended		Thirty-Nine Weeks Ended
	October 31, 2020	November 2, 2019	October 31, 2020	November 2, 2019
Right-of-use assets obtained in exchange for new operating lease liabilities	$13,477	$32,520	$84,595	$55,562
Cash paid for amounts included in the measurement of lease liabilities	$48,092	$48,283	$130,274	$143,848

	October 31, 2020	November 2, 2019
Weighted-average remaining lease term in years	11.2	10.9
Weighted-average incremental borrowing rate	9.09%	8.88%

As most of our leases do not provide an implicit rate of interest, we use our incremental borrowing rate, which is based on the market lending rates for companies with comparable credit ratings, to determine the present value of lease payments on lease commencement or remeasurement.

The remaining maturities of lease liabilities by fiscal year are as follows (amounts in thousands):

October 31, 2020
2020	$48,759
2021	196,666
2022	194,316
2023	186,750
2024	178,462
2025	172,512
After 2025	1,051,915

Total payments (1)	2,029,380
Less: Interest	(778,599)

Present value of lease liabilities	$1,250,781

(1)	Minimum lease payments have not been reduced by sublease rentals of $1.9 million as of October 31, 2020 due in the future under non-cancelable subleases.

New Academy Holding Company, LLC
Leases
14.	Leases

We lease all of our retail stores, distribution centers and corporate offices. Our leases primarily relate to building leases, which generally include options to renew at our sole discretion for five years or more. We regularly extend options for our building leases, which constitutes a lease modification and thus requires a re-measurement of the lease liability at current discount rates. The life of leasehold improvement assets are limited by the expected lease term. Additionally, we have certain agreements for equipment rentals, which are typically twelve months or less in duration.

Effective February 3, 2019, we adopted the New Lease Standard, which requires that lessees recognize assets and liabilities arising from operating leases on the balance sheet and disclose key information about leasing arrangements. In conjunction with the adoption of the New Lease Standard, we have elected to utilize the package of practical expedients, which allows us to carry forward our historical lease classifications and eliminates the need to assess whether our pre-existing contracts are, or contain, leases. We also elected to utilize the practical expedient to account for each lease and non-lease components for our building leases as a single lease component which allows certain costs such as common area maintenance associated with these leases to be included as rent expense. Finally, we elected to exclude leases with contract terms of twelve months or less from the New Lease Standard accounting treatment, which results in straight-line recognition of the cost over the lease term with no associated balance sheet lease liability or right-of-use asset. As of February 1, 2020, all of our leases are classified as operating leases.

The following table reflects the balance sheet impact of the implementation of the New Lease Standard upon adoption (amounts in thousands):

	As of February 2, 2019	Adoption Impact	As of February 3, 2019
Assets:
Prepaid expenses and other current assets (1)	$39,937	$(15,778)	$24,159
Right-of-use assets	—	1,173,741	1,173,741
Trade name and other intangible assets, net (1)	592,067	(15,067)	577,000
Other noncurrent assets (1)(2)	21,545	(2,826)	18,719

Liabilities and Partners’ Equity:
Current lease liabilities	—	84,849	84,849
Long-term lease liabilities	—	1,154,697	1,154,697
Other long-term liabilities (1) (2)	122,795	(104,551)	18,244
Retained earnings (2)	$553,282	$5,075	$558,357

(1)

The difference between the additional lease assets and lease liabilities relates to certain prepaid or deferred rents, lease incentives and purchase accounting related fair market value lease adjustments which were adjusted out of the accounts above and were netted into the right-of-use asset.

(2)

As of February 2, 2019 we had a deferred loss in other noncurrent assets and deferred gain in other long-term liabilities related to previous sale-leaseback transactions, which upon transition resulted in a cumulative-effect adjustment to retained earnings.

Adoption of the New Lease Standard resulted in $1.2 billion in right-of-use assets and a combined $1.2 billion between current lease liabilities and long-term lease liabilities ($0.1 billion and $1.2 billion, respectively) included on the balance sheet as of February 3, 2019.

In addition, in certain situations, we may sublease real estate to third parties. Our sublease portfolio consists mainly of operating leases of former store locations for which we are still under lease and existing store leases in which we have excess or unused space.

The components of lease expense and sublease income included in selling, general and administrative, or SG&A, expenses on our statement of income is as follows (amounts in thousands):

Fiscal year ended
February 1, 2020
Operating lease expense	$195,301
Short-term lease expense	—
Variable lease expense	7,736
Sublease income	(1,591)

Net lease expense	$201,446

Information about our operating leases is as follows (dollar amounts in thousands):

Fiscal year ended
February 1, 2020
Right-of-use assets obtained in exchange for new operating lease liabilities	$57,383
Cash paid for amounts included in the measurement of lease liabilities	$192,849

As of February 1, 2020
Weighted-average remaining lease term in years	10.7
Weighted-average incremental borrowing rate	8.89%

As most of our leases do not provide an implicit rate of interest, we use our incremental borrowing rate, which is based on the market lending rates for companies with comparable credit ratings, to determine the present value of lease payments on lease commencement or remeasurement.

The remaining maturities of lease liabilities by fiscal year as of February 1, 2020 are as follows (amounts in thousands):

2020	$196,088
2021	195,323
2022	190,609
2023	181,499
2024	171,720
2025	164,071
After 2025	834,644

Total lease payments (1)	1,933,954
Less: Interest	(715,729)

Present value of lease liabilities	$1,218,225

(1)	Minimum lease payments have not been reduced by sublease rentals of $1.6 million due in the future under non-cancelable subleases.

Future minimum payments determined under the previous accounting standards for operating lease obligations, including committed leases that had not yet commenced, as of February 2, 2019, were as follows (in thousands):

2019	$192,632
2020	193,878
2021	192,610
2022	188,048
2023	177,750
Thereafter	1,172,506

Total minimum lease payments (1)	2,117,424
Lease minimum sublease income	(7,719)

Net minimum lease payments	$2,109,705

(1)	Minimum lease payments have not been reduced by sublease rentals of $7.7 million due in the future under non-cancelable subleases.